Financial instruments and risk management (Tables)	12 Months Ended
Oct. 31, 2023
Financial instruments and risk management
Schedule of aging profile of accounts receivable and allowance for expected credit loss

As at October 31	2023	2022
	$	$
Current (for less than 30 days)	2,449	5,435
31 – 60 days	1,234	420
61 – 90 days	934	568
Greater than 90 days	3,390	2,148
Less allowance	(536)	(655)
	7,471	7,916

Schedule of maturities of financial liabilities

October 31, 2023	Contractual cash flows	Less than one year	1-3 years	4-5 years	Greater than 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	20,902	20,902	-	-	-
Notes payable	12,644	137	12,428	-	79
Interest bearing loans and borrowings	16,141	16,141	-	-	-
Put option liability	3,675	3,675	-	-	-
Convertible debentures	8,708	8,708	-	-	-
Undiscounted lease obligations	39,333	9,627	14,747	9,333	5,626
Total	101,403	59,190	27,175	9,333	5,705

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities

As at October 31	2023	2023	2023	2023	2022
(Canadian dollar equivalent amounts of GBP, EUR and USD balances)	(GBP)	(EUR)	(USD)	Total	Total
	$	$	$	$	$
Cash	909	322	2,888	4,119	4,391
Accounts receivable	363	68	553	984	1,754
Accounts payable and accrued liabilities	(637)	(682)	(4,547)	(5,866)	(11,542)
Net monetary assets	635	(292)	(1,106)	(763)	(5,397)